Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 419,843
Ending balances	894,858	$ 129,742	¥ 419,843
Accounting Standards Update 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	419,843		694,582
Fair value of deferred guarantee income at inception of new loans	1,928,195		499,805	¥ 1,532,461
Release of deferred guarantee income	(1,453,180)		(774,544)	(2,319,693)
Ending balances	¥ 894,858		419,843	694,582
Accounting Standards Update 2014-09 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances			¥ 1,481,814
Ending balances				¥ 1,481,814